16. DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS - Assets valued on a recurring and non-recurring basis (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Fair Value At
Assets valued on a recurring basis: Mortgage-backed securities:
Government National Mortgage Assoc.	$ 1,435	$ 1,674
Federal Home Loan Mortgage Corp.	1,463	2,169
Federal National mortgage Assoc.	9,692	13,842
Total mortgage-backed securities	12,590	17,685
CMOs:
Government National Mortgage Assoc.	1,296	1,788
Marketable equity securities	561	494
Total recurring	14,447	19,967
Assets valued on a non-recurring basis:
Impaired loans	1,471	5,053
Other real estate owned	741	513
Total non-recurring	2,212	5,566
Quoted price in active markets for identical assets (Level 1)
Assets valued on a recurring basis: Mortgage-backed securities:
Government National Mortgage Assoc.	0	0
Federal Home Loan Mortgage Corp.	0	0
Federal National mortgage Assoc.	0	0
Total mortgage-backed securities	0	0
CMOs:
Government National Mortgage Assoc.	0	0
Marketable equity securities	561	494
Total recurring	561	494
Assets valued on a non-recurring basis:
Impaired loans	0	0
Other real estate owned	0	0
Total non-recurring	0	0
Significant other observable inputs (Level 2)
Assets valued on a recurring basis: Mortgage-backed securities:
Government National Mortgage Assoc.	1,435	1,674
Federal Home Loan Mortgage Corp.	1,463	2,169
Federal National mortgage Assoc.	9,692	13,842
Total mortgage-backed securities	12,590	17,685
CMOs:
Government National Mortgage Assoc.	1,296	1,788
Marketable equity securities	0	0
Total recurring	13,886	19,473
Assets valued on a non-recurring basis:
Impaired loans	0	0
Other real estate owned	0	0
Total non-recurring	0	0
Significant unobservable inputs (Level 3)
Assets valued on a recurring basis: Mortgage-backed securities:
Government National Mortgage Assoc.	0	0
Federal Home Loan Mortgage Corp.	0	0
Federal National mortgage Assoc.	0	0
Total mortgage-backed securities	0	0
CMOs:
Government National Mortgage Assoc.	0	0
Marketable equity securities	0	0
Total recurring	0	0
Assets valued on a non-recurring basis:
Impaired loans	1,471	5,053
Other real estate owned	741	513
Total non-recurring	$ 2,212	$ 5,566